UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Shares		Value
	COMMON STOCK - 73.1%
	AEROSPACE/DEFENSE - 2.5%
11,870	BAE Systems PLC	$ 81,711
990	Lockheed Martin Corp.	160,677
		242,388
	AGRICULTURE - 3.4%
2,200	Archer-Daniels-Midland Co.	89,320
2,040	Lorillard, Inc.	100,082
2,800	Reynolds American, Inc.	142,324
		331,726
	AUTO MANUFACTURERS - 0.9%
5,600	Ford Motor Co.	86,184

	BANKS - 4.3%
3,030	Banco Latinoamericano de Comercio Exterior SA	77,235
283,100	Bank of China Ltd.	118,916
3,760	National Australia Bank Ltd.	116,816
11,115	Sumitomo Mitsui Financial Group, Inc.	100,591
		413,558
	BIOTECHNOLOGY - 1.1%
12,030	PDL BioPharma, Inc.	103,097

	COMMERCIAL SERVICES - 0.8%
4,160	RR Donnelley & Sons Co.	79,581

	DISTRIBUTION/WHOLESALE - 0.8%
6,200	ITOCHU Corp.	76,786

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
3,900	Ellington Financial LLC	93,717
2,920	Home Loan Servicing Solutions Ltd.	59,918
6,000	Och-Ziff Capital Management Group LLC - Class A	80,820
		234,455
	ELECTRIC - 9.3%
2,130	American Electric Power Co., Inc.	106,926
4,980	GDF Suez	127,860
4,780	Great Plains Energy, Inc.	125,571
1,460	Huaneng Power International, Inc. ADR	51,786
14,272	Iberdrola SA	94,946
3,030	Public Service Enterprise Group, Inc.	111,080
58,000	Tauron Polska Energia SA	92,585
18,034	Terna SpA	92,155
2,800	Westar Energy, Inc.	95,816
		898,725
	ENGINEERING & CONSTRUCTION - 1.2%
3,370	NCC AB	117,508

	HAND/MACHINE TOOLS - 1.1%
2,240	Industria Macchine Automatiche SpA	112,424

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value
	HEALTHCARE - PRODUCTS - 1.8%
1,520	Baxter International, Inc.	$ 105,640
1,150	Medtronic, Inc.	68,149
		173,789
	HEALTHCARE - SERVICES - 3.1%
1,300	Aetna, Inc.	94,523
6,650	Sonic Healthcare Ltd.	103,301
1,090	WellPoint, Inc.	98,743
		296,567
	INSURANCE - 4.9%
4,290	AXA SA	112,218
6,370	Liberty Holdings Ltd.	72,686
7,000	Maiden Holdings Ltd.	78,610
840	Prudential Financial, Inc.	71,047
22,160	Resolution Ltd.	140,257
		474,818
	INVESTMENT COMPANIES - 0.9%
7,900	Prospect Capital Corp.	87,216

	MACHINERY - DIVERSIFIED - 0.9%
970	Deere & Co.	83,352

	MEDIA - 1.3%
6,500	CTC Media, Inc.	68,640
44,420	Southern Cross Media Group Ltd. - Miscellaneous	56,012
		124,652
	MINING - 0.9%
2,600	Freeport-McMoRan Copper & Gold, Inc.	84,812

	OFFICE/BUSINESS EQUIPMENT - 1.4%
1,450	Neopost SA	133,393

	OIL & GAS - 8.8%
5,250	Canadian Oil Sands Ltd.	100,061
900	ChevronTexaco Corp.	103,797
50,000	CNOOC Ltd.	81,948
1,350	ConocoPhillips	89,775
3,800	Eni SpA	91,738
1,400	Exxon Mobil Corp.	134,778
10,830	Gazprom OAO	83,391
1,340	Lukoil OAO ADR	72,896
3,380	Statoil ASA ADR	89,029
		847,413
	PHARMACEUTICALS - 2.7%
2,240	GlaxoSmithKline PLC ADR	125,306
1,620	Novartis AG ADR	134,752
		260,058
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value
	REITS - 2.7%
12,820	MFA Financial, Inc.	$ 100,765
2,550	Omega Healthcare Investors, Inc.	81,498
2,600	Starwood Property Trust, Inc.	62,452
520	Starwood Waypoint Residential Trust ^	14,097
		258,812
	RETAIL - 0.7%
1,660	Rallye SA	70,338

	SOFTWARE - 1.9%
2,945	CA, Inc.	98,658
6,166	Micro Focus International PLC	80,935
		179,593
	TELECOMMUNICATIONS - 8.2%
4,090	CenturyLink, Inc.	127,853
7,110	Consolidated Communications Holdings, Inc.	135,517
2,900	Freenet AG	98,107
21,320	Frontier Communications Corp.	104,042
5,950	KT Corp. ADR ^	83,776
5,620	Telefonica Brasil SA ADR	104,813
1,057	Verizon Communications, Inc.	50,304
2,193	Vodafone Group PLC ADR	91,152
		795,564
	TRANSPORTATION - 4.0%
4,320	CSX Corp.	119,707
4,130	Deutsche Post AG	155,204
1,230	Norfolk Southern Corp.	113,049
		387,960
	WATER - 1.1%
5,250	Suez Environnement Co.	104,991

	TOTAL COMMON STOCK (Cost - $6,490,689)	7,059,760

	PREFERRED STOCK - 16.6%
	BANKS - 3.2%
4,200	HSBC USA, Inc., 6.50%	104,580
3,800	Regions Financial Corp., 6.375%	90,630
4,170	Santander Finance Preferred SAU, 10.50%	111,506
		306,716
	HAND/MACHINE TOOLS - 1.1%
4,600	Stanley Black & Decker, Inc., 5.75%	108,560

	INSURANCE - 3.2%
4,350	Aspen Insurance Holdings Ltd., 7.25%	111,664
4,500	ING Groep NV, 6.375%	110,700
3,600	Maiden Holdings North America Ltd., 7.75%	87,084
		309,448
	OIL & GAS - 1.8%
6,450	Vanguard Natural Resources LLC, 7.875%	169,893

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value
	REITS - 6.2%
4,400	AG Mortgage Investment Trust, Inc., 8.00%	$ 101,860
3,660	Annaly Capital Management, Inc., 7.50%	85,644
6,100	Ashford Hospitality Trust, Inc., 8.45%	155,428
5,500	Newcastle Investment Corp., 9.75%	143,715
4,450	NorthStar Realty Finance Corp., 8.875%	111,517
		598,164
	TRANSPORTATION - 1.1%
4,300	Teekay Offshore Partners LP, 7.25%	107,500

	TOTAL PREFERRED STOCK (Cost - $1,605,844)	1,600,281

	CONVERTIBLE PREFERRED STOCK - 1.0%
	OIL & GAS - 1.0%
3,800	Miller Energy Resources, Inc. 10.75%
	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $88,313)	97,546

	EXCHANGE TRADED FUNDS - 0.6%
	DEBT FUND - 0.6%
1,840	ProShares Short 7-10 Treasury ^
	TOTAL EXCHANGE TRADED FUNDS (Cost - $61,583)	59,984

Contracts *
	PURCHASED PUT OPTIONS - 1.2%
330	iShares MSCI EAFE ETF ^
	Expiration June 2014, Exercise Price $64.00	35,310
25	iShares MSCI Emerging Markets ETF ^
	Expiration March 2014, Exercise Price $40.00	2,800
289	iShares MSCI Emerging Markets ETF ^
	Expiration June 2014, Exercise Price $38.00	38,437
8	KKR Financial Holdings LLC ^ +
	Expiration April 2014, Exercise Price $9.00	3
10	MFA Financial, Inc. ^ +
	Expiration April 2014, Exercise Price $7.00	100
145	SPDR S&P 500 ETF Trust ^
	Expiration June 2014, Exercise Price $175.00	38,425
	TOTAL PURCHASED PUT OPTIONS (Cost - $204,956)	115,075

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares		Value
	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
356,224	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.01% #
	TOTAL SHORT-TERM INVESTMENTS (Cost - $356,224)	$ 356,224

	TOTAL INVESTMENTS - 96.2% (Cost - $8,807,609) (a)	$ 9,288,870
	OTHER ASSETS LESS LIABILITIES - 3.8%	366,602
	NET ASSETS - 100.0%	$ 9,655,472

^ Non-income producing security.
* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ The value of this security has been determined in good faith under the policies of the Board of Trustees.
# Money market fund: interest rate reflects seven-day effective yield on February 28, 2014.

ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, is $8,807,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 764,407
	Unrealized depreciation	(283,057)
	Net unrealized appreciation	$ 481,350

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014  for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,059,760	$ -	$ -	$ 7,059,760
Preferred Stock	1,600,281	-	-	1,600,281
Convertible Preferred Stock	97,546	-	-	97,546
Exchange Traded Fund	59,984	-	-	59,984
Purchased Put Options	114,972	103	-	115,075
Short Term Investments	356,224	-	-	356,224
Total	$ 9,288,767	$ 103	$ -	$ 9,288,870

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Valuation of Investment Companies - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  During the period ended February 28, 2014, the Fund’s change in unrealized depreciation on option contracts subject to equity price risk amounted to $77,968, which serves as an indicator of the volume of derivative activity for the Fund during the period.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Foreign Securities – The Fund may invest in foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

4/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    4/28/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

4/28/14